Shareholder Report, Holdings (Details)	Feb. 28, 2025
PGIM ESG HIGH YIELD FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG HIGH YIELD FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG HIGH YIELD FUND - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ESG HIGH YIELD FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
PGIM ESG HIGH YIELD FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG HIGH YIELD FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG HIGH YIELD FUND - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ESG HIGH YIELD FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
PGIM ESG HIGH YIELD FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG HIGH YIELD FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG HIGH YIELD FUND - CLASS Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ESG HIGH YIELD FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
PGIM ESG HIGH YIELD FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG HIGH YIELD FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG HIGH YIELD FUND - CLASS R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ESG HIGH YIELD FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
PGIM HIGH YIELD FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS R | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS R | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS R | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS R2 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS R4 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM HIGH YIELD FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM HIGH YIELD FUND - CLASS R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM HIGH YIELD FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM HIGH YIELD FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM HIGH YIELD FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%
PGIM HIGH YIELD FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM HIGH YIELD FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
PGIM SHORT DURATION HIGH YIELD INCOME FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%